UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549
                                         FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment    [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BAM Offshore Management, LLC
Address:    44 Wall Street, Suite 1603
            New York, NY  10005

Form 13F File Number:  028-13505


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4500

Signature, Place, and Date of Signing:

    /s/ Hal Mintz                   New York, NY           November 16, 2009
    ______________________    _________________________   ___________________
        (Signature]                 [City, State]          [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:             116

Form 13F Information Table Value Total:          $34,169 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Name                           Form 13F File Number

1.      Ross Berman                    028-13503
2.      Hal Mintz                      028-13502

                                               FORM 13F INFORMATION TABLE
                                          3RD QUARTER ENDING SEPTEMBER 30, 2009

COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5  COLUMN 6   COLUMN 7               COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP     VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER    SOLE   SHARED   NONE
                                                     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO      COM             002896207     87        11,800      CALL  DEFINED       1,2              11,800
ABERCROMBIE & FITCH CO      COM             002896207    191         5,800 SH         DEFINED       1,2               5,800
ABERCROMBIE & FITCH CO      COM             002896207     88        50,000      PUT   DEFINED       1,2              50,000
ADOBE SYSTEMS INC           COM             00724F101     87        60,000      CALL  DEFINED       1,2              60,000
AFLAC INC                   COM             001055102     90        20,000      CALL  DEFINED       1,2              20,000
AFLAC INC                   COM             001055102     38        20,000      PUT   DEFINED       1,2              20,000
AGNICO-EAGLE MINES LTD      COM             008474108    246        25,000      CALL  DEFINED       1,2              25,000
AGNICO-EAGLE MINES LTD      COM             008474108    174        25,000      PUT   DEFINED       1,2              25,000
AMAG PHARMACEUTICALS INC    COM             00163U106    494       135,600      CALL  DEFINED       1,2             135,600
AMAG PHARMACEUTICALS INC    COM             00163U106     81        45,000      PUT   DEFINED       1,2              45,000
AMBAC FINANCIAL GROUP INC   COM             023139108     16       412,400      CALL  DEFINED       1,2             412,400
AMERICAN INTRNTNL GRP INC   COM             026874784      5        17,500      CALL  DEFINED       1,2              17,500
AMERICAN INTRNTNL GRP INC   COM             026874784    119         2,698 SH         DEFINED       1,2               2,698
AMERICAN INTRNTNL GRP INC   COM             026874784      6        10,500      PUT   DEFINED       1,2              10,500
AMYLIN PHARMACEUTICALS INC  COM             032346108    146        61,300      CALL  DEFINED       1,2              61,300
BANK OF AMERICA CORP        COM             060505104      5        41,000      CALL  DEFINED       1,2              41,000
BANK OF AMERICA CORP        COM             060505104  1,283        75,800 SH         DEFINED       1,2              75,800
BANK OF AMERICA CORP        COM             060505104    112       166,100      PUT   DEFINED       1,2             166,100
BARE ESCENTUALS INC         COM             067511105     28        82,000      CALL  DEFINED       1,2              82,000
BARE ESCENTUALS INC         COM             067511105    142        11,948 SH         DEFINED       1,2              11,948
BARE ESCENTUALS INC         COM             067511105     19       118,600      PUT   DEFINED       1,2             118,600
BIOCRYST PHRMACEUTICLS INC  COM             09058V103    105        12,740 SH         DEFINED       1,2              12,740
BOEING CO/THE               COM             097023105    998        70,000      CALL  DEFINED       1,2              70,000
BOEING CO/THE               COM             097023105     42        70,000      PUT   DEFINED       1,2              70,000
CAMECO CORP                 COM             13321L108     12       143,500      CALL  DEFINED       1,2             143,500
CAPITAL ONE FINANCIAL CORP  COM             14040H105     25        28,100      CALL  DEFINED       1,2              28,100
CAPITAL ONE FINANCIAL CORP  COM             14040H105    332         9,279 SH         DEFINED       1,2               9,279
CAPITAL ONE FINANCIAL CORP  COM             14040H105     49        36,900      PUT   DEFINED       1,2              36,900
CHARLES SCHWAB CORP/THE     COM             808513105    533       205,000      CALL  DEFINED       1,2             205,000
CIT GROUP INC               COM             125581108    271     1,076,200      CALL  DEFINED       1,2           1,076,200
CLOROX CO                   COM             189054109    160        40,000      CALL  DEFINED       1,2              40,000
COLGATE-PALMOLIVE CO        COM             194162103    302        45,000      CALL  DEFINED       1,2              45,000
DANAHER CORP                COM             235851102    220       118,500      CALL  DEFINED       1,2             118,500
DARDEN RESTAURANTS INC      COM             237194105     75        50,000      CALL  DEFINED       1,2              50,000
DRYSHIPS INC                COM             Y2109Q101     46       283,400      CALL  DEFINED       1,2             283,400
DRYSHIPS INC                COM             Y2109Q101     29       129,500      PUT   DEFINED       1,2             129,500
E*TRADE FINANCIAL CORP      COM             269246104    236       935,600      CALL  DEFINED       1,2             935,600
E*TRADE FINANCIAL CORP      COM             269246104     17         9,684 SH         DEFINED       1,2               9,684
EASTMAN KODAK CO            COM             277461109     63       250,000      CALL  DEFINED       1,2             250,000
ELAN CORP PLC               ADR             284131208    223       175,200      CALL  DEFINED       1,2             175,200
EXELON CORP                 COM             30161N101     43        50,000      CALL  DEFINED       1,2              50,000
EXELON CORP                 COM             30161N101      2        20,000      PUT   DEFINED       1,2              20,000
EXXON MOBIL CORP            COM             30231G102     65       101,000      CALL  DEFINED       1,2             101,000
FIRST SOLAR INC             COM             336433107     15        15,000      CALL  DEFINED       1,2              15,000
FIRST SOLAR INC             COM             336433107     60        29,100      PUT   DEFINED       1,2              29,100
FORD MOTOR CO               COM             345370860      9        27,600      CALL  DEFINED       1,2              27,600
FORD MOTOR CO               COM             345370860     93        12,947 SH         DEFINED       1,2              12,947
FREEPORT-MCMORAN CPPR&GLD   COM             35671D857    182        22,500      CALL  DEFINED       1,2              22,500
FREEPORT-MCMORAN CPPR&GLD   COM             35671D857    215        22,500      PUT   DEFINED       1,2              22,500
GENWORTH FINANCIAL INC      COM             37247D106     11       106,300      CALL  DEFINED       1,2             106,300
GENWORTH FINANCIAL INC      COM             37247D106     90         7,567 SH         DEFINED       1,2               7,567
GENWORTH FINANCIAL INC      COM             37247D106     73       233,900      PUT   DEFINED       1,2             233,900
GOLDCORP INC                COM             380956409    203        30,000      CALL  DEFINED       1,2              30,000
GOLDCORP INC                COM             380956409    134        30,000      PUT   DEFINED       1,2              30,000
HALLIBURTON CO              COM             406216101    715       100,000      CALL  DEFINED       1,2             100,000
HARTFORD FNNCL SRVCS GRP    COM             416515104     33       126,400      CALL  DEFINED       1,2             126,400
HARTFORD FNNCL SRVCS GRP    COM             416515104  6,542       246,884 SH         DEFINED       1,2             246,884
HARTFORD FNNAL SRVCS GRP    COM             416515104    265       160,800      PUT   DEFINED       1,2             160,800
HOSPITALITY PROPERTIES TRST COM             44106M102     60        60,300      CALL  DEFINED       1,2              60,300
HUMAN GENOME SCIENCES INC   COM             444903108      5        51,500      CALL  DEFINED       1,2              51,500
KIMBERLY-CLARK CORP         COM             494368103  2,371        40,198 SH         DEFINED       1,2              40,198
KIMBERLY-CLARK CORP         COM             494368103     86        60,000      PUT   DEFINED       1,2              60,000
KINROSS GOLD CORP           COM             496902404    252        70,000      CALL  DEFINED       1,2              70,000
KINROSS GOLD CORP           COM             496902404    126        70,000      PUT   DEFINED       1,2              70,000
KOHL'S CORP                 COM             500255104    484        40,000      CALL  DEFINED       1,2              40,000
LBRTRY CORP OF AMRCA HLDGS  COM             50540R409    184        40,000      CALL  DEFINED       1,2              40,000
LAS VEGAS SANDS CORP        COM             517834107     10       204,000      CALL  DEFINED       1,2             204,000
LAS VEGAS SANDS CORP        COM             517834107  4,746       281,821 SH         DEFINED       1,2             281,821
LAS VEGAS SANDS CORP        COM             517834107     65       230,000      PUT   DEFINED       1,2             230,000
LOWE'S COS INC              COM             548661107     29        55,000      CALL  DEFINED       1,2              55,000
MARSH & MCLENNAN COS INC    COM             571748102    141        30,000      CALL  DEFINED       1,2              30,000
MARSH & MCLENNAN COS INC    COM             571748102     42        60,000      PUT   DEFINED       1,2              60,000
METLIFE INC                 COM             59156R108    144        30,000      CALL  DEFINED       1,2              30,000
METLIFE INC                 COM             59156R108     69        30,000      PUT   DEFINED       1,2              30,000
MGIC INVESTMENT CORP        COM             552848103      0           600      CALL  DEFINED       1,2                 600
MGM MIRAGE                  COM             552953101    174       338,000      CALL  DEFINED       1,2             338,000
MGM MIRAGE                  COM             552953101     39       207,400      PUT   DEFINED       1,2             207,400
NEWMONT MINING CORP         COM             651639106    167        30,000      CALL  DEFINED       1,2              30,000
NEWMONT MINING CORP         COM             651639106    139        30,000      PUT   DEFINED       1,2              30,000
OSIRIS THERAPEUTICS INC     COM             68827R108      0        19,300      CALL  DEFINED       1,2              19,300
OSIRIS THERAPEUTICS INC     COM             68827R108     27         4,030 SH         DEFINED       1,2               4,030
PALM INC                    COM             696643105    142       514,200      CALL  DEFINED       1,2             514,200
PALM INC                    COM             696643105      7       183,600      PUT   DEFINED       1,2             183,600
PROCTER & GAMBLE CO/THE     COM             742718109    115        38,000      CALL  DEFINED       1,2              38,000
RAMBUS INC                  COM             750917106  1,567       507,600      CALL  DEFINED       1,2             507,600
RAMBUS INC                  COM             750917106    501       197,300      PUT   DEFINED       1,2             197,300
RESEARCH IN MOTION LTD      COM             760975102      2        42,000      CALL  DEFINED       1,2              42,000
RESEARCH IN MOTION LTD      COM             760975102    113        60,500      PUT   DEFINED       1,2              60,500
SALESFORCE.COM INC          COM             79466L302    680        40,000      CALL  DEFINED       1,2              40,000
SAVIENT PHRMCTCLS INC       COM             80517Q100    350       128,300      PUT   DEFINED       1,2             128,300
SLM CORP                    COM             78442P106     24       505,300      CALL  DEFINED       1,2             505,300
SLM CORP                    COM             78442P106      2        70,100      PUT   DEFINED       1,2              70,100
SOUTHERN COPPER CORP        COM             84265V105     65       118,600      CALL  DEFINED       1,2             118,600
SOUTHERN COPPER CORP        COM             84265V105    377        12,279 SH         DEFINED       1,2              12,279
SOUTHERN COPPER CORP        COM             84265V105    147       100,100      PUT   DEFINED       1,2             100,100
SPDR GOLD TRUST             GOLD SHS        78463V107    121       126,000      CALL  DEFINED       1,2             126,000
SPDR GOLD TRUST             GOLD SHS        78463V107  2,148        21,730 SH         DEFINED       1,2              21,730
SPDR TRUST SERIES 1         UNIT SER        78462F103     49        51,500      PUT   DEFINED       1,2              51,500
STARBUCKS CORP              COM             855244109    163        60,000      CALL  DEFINED       1,2              60,000
SYNOVUS FINANCIAL CORP      COM             87161C105      7       174,000      CALL  DEFINED       1,2             174,000
SYNOVUS FINANCIAL CORP      COM             87161C105    101        26,900 SH         DEFINED       1,2              26,900
SYNOVUS FINANCIAL CORP      COM             87161C105     72       430,400      PUT   DEFINED       1,2             430,400
TARGET CORP                 COM             87612E106    969        20,750 SH         DEFINED       1,2              20,750
TARGET CORP                 COM             87612E106     44        75,000      PUT   DEFINED       1,2              75,000
TEXAS INSTRUMENTS INC       COM             882508104     88        60,000      CALL  DEFINED       1,2              60,000
UNITED PARCEL SERVICE INC   COM             911312106    229        35,000      CALL  DEFINED       1,2              35,000
US NATURAL GAS FUND LP      UNIT            912318102     18       211,500      CALL  DEFINED       1,2             211,500
UNITED STATES STEEL CORP    COM             912909108      1        40,700      CALL  DEFINED       1,2              40,700
UNITED STATES STEEL CORP    COM             912909108     16        70,000      PUT   DEFINED       1,2              70,000
VALERO ENERGY CORP          COM             91913Y100     66       382,800      CALL  DEFINED       1,2             382,800
VANDA PHARMACEUTICALS INC   COM             921659108     68        50,000      CALL  DEFINED       1,2              50,000
WALT DISNEY CO/THE          COM             254687106    191        75,000      CALL  DEFINED       1,2              75,000
WYNDHAM WORLDWIDE CORP      COM             98310W108    230       216,800      CALL  DEFINED       1,2             216,800
WYNN RESORTS LTD            COM             983134107    105        88,300      PUT   DEFINED       1,2              88,300
XTO ENERGY INC              COM             98385X106     84        68,700      CALL  DEFINED       1,2              68,700
YUM! BRANDS INC             COM             988498101     11        53,500      CALL  DEFINED       1,2              53,500



Notes:

  (1) Information provided in Column 2 refers in each case to the underlying instrument

  (2) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.

  (3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.